Leases (Details) (USD $)	12 Months Ended						0 Months Ended	3 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Airbus A330-200 item	Jun. 27, 2011 Boeing 717-200 item	Jun. 30, 2011 Boeing 717-200 item	Dec. 31, 2012 Boeing 717-200 item	Dec. 31, 2012 Aircraft	Dec. 31, 2012 Other
Leases
Accumulated amortization for Aircraft and other capital leases	$ 8,300,000	$ 1,400,000
Rent expense	151,000,000	156,700,000	146,300,000
Future minimum rental payments under capital and operating leases
2013										13,720,000	102,000
2014										13,803,000	102,000
2015										13,803,000	102,000
2016										13,803,000	102,000
2017										13,803,000	24,000
Thereafter										73,347,000
Total minimum capital lease payments										142,279,000	432,000
Less amounts representing interest										35,972,000	67,000
Present value of minimum capital lease payments										106,307,000	365,000
2013										84,983,000	4,784,000
2014										80,051,000	5,239,000
2015										79,445,000	5,204,000
2016										62,735,000	5,124,000
2017										62,213,000	4,669,000
Thereafter										194,545,000	23,304,000
Total minimum operating lease payments										563,972,000	48,324,000
Other lease disclosures
Number of aircraft covered under agreement								15
Number of aircraft under operating lease contracts	14						4
Number of aircraft under capital lease contracts	3					1	11		2
Number of Rolls-Royce BR 700-715 engines included in each aircraft							2
Purchase price of aircraft acquired from lessor after termination of lease agreement							230,000,000
Borrowings for financing aircraft							192,800,000
Cash payment to purchase aircraft							25,000,000
Amount of maintenance and security deposits used in payment of purchase price							12,200,000
Fair value of aircraft							135,000,000
Lease termination charges		$ 70,014,000						$ 70,000,000
Number of aircraft under lease contracts	17
Number of aircraft	45
Term of lease				1 year	13 years